Pay vs Performance Disclosure pure in Billions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the following disclosure (the “Pay Versus Performance Disclosure”) describes the relationship between executive compensation and the Company’s performance with respect to select financial measures. For a complete description regarding the Company’s compensation program, please see “Compensation Discussion and Analysis.”
	Summary Compensation Table Total (in millions)		Compensation Actually Paid Total (in millions)(2)		Value of Initial Fixed $100 Investment Based on Total Shareholder Return
Year(1)	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs	DKNG	CDI	Net Income (Loss) (in billions)(3)	GAAP Revenue (in billions)(4)
2022	$47.5	$27.8	$(28.4)	$(12.7)	$106	$105	$(1.4)	$2.2
2021	$14.0	$8.9	$(67.4)	$(37.2)	$257	$166	$(1.5)	$1.3
2020	$236.8	$126.6	$584.7	$226.7	$435	$133	$(1.2)	$0.6

(1)
The NEOs for each year presented above comprised Jason Robins, who is the Company’s Principal Executive Officer (the “PEO”), and Matthew Kalish, Paul Liberman, R. Stanton Dodge and Jason Park (collectively, the “non-PEO NEOs”).

(2)
SEC rules require that certain adjustments be made to the totals set forth in the Summary Compensation Table included in this Proxy Statement (the “Summary Compensation Table”) in order to determine “compensation actually paid” for purposes of this Pay Versus Performance Disclosure. “Compensation actually paid” does not represent cash and/or equity value transferred to the applicable NEO, but rather is a value calculated under applicable SEC rules for purposes of this Pay Versus Performance Disclosure. In general, “compensation actually paid” is calculated as total compensation set forth in the Summary Compensation Table, as adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). None of the NEOs participate in a defined benefit plan, so the following table does not include an adjustment for pension benefits. The below table reflects the required adjustments to reconcile total compensation as set forth in the Summary Compensation Table to “Compensation actually paid” for purposes of the Pay Versus Performance Disclosure.

(3)
The S&P Consumer Discretionary Index (“CDI”) is a comprehensive index of companies included in the S&P 500 that are classified as members of the consumer discretionary sector, which the Company deems an appropriate peer group for the purposes of its Pay Versus Performance Disclosure.

(4)
For 2022 compensation decisions, the Company focused on achievement of GAAP Revenue growth, as well as other metrics such as Adjusted EBITDA, through highly effective customer acquisition, retention, engagement, and monetization, enabled by innovative product offerings and technology enhancements across the Company’s product offerings.

Year	NEO(s)	Summary Compensation Table Total (in millions)	Subtract Stock Awards(a)	Add Year-End Granted Award Fair Value(b)	Change in Value of Prior Awards(c)	Change in Value of Awards Granted and Vested in Year(d)	Change in Value of Prior Awards that Vested in Year(e)	Compensation Actually Paid (in millions)
2022	PEO	$47.5	(43.7)	26.6	(37.9)	1.5	(22.4)	$(28.4)
	Average of Non- PEO NEOs	$27.8	(26.7)	16.5	(23.4)	0.9	(7.8)	$(12.7)
2021	PEO	$14.0	(11.3)	4.7	(80.2)	0.8	4.6	$(67.4)
	Average of Non- PEO NEOs	$8.9	(7.7)	3.2	(45.2)	0.6	3.1	$(37.2)
2020	PEO	$236.8	(231.2)	173.1	38.5	231.0	136.4	$584.7
	Average of Non- PEO NEOs	$126.6	(123.9)	104.6	22.0	61.6	35.8	$226.7

(a)
Deduction for the amounts reported in the “Stock Awards” column of the Summary Compensation Table.

(b)
Increase in fair value, calculated in accordance with FASB ASC 718, as of the end of the reported fiscal year of equity awards granted in the reported fiscal year that were outstanding and unvested as of the end of the reported fiscal year.

(c)
Change in fair value, calculated in accordance with FASB ASC 718, as of the end of the reported fiscal year from the end of the prior fiscal year, of equity awards granted in prior years that are outstanding and unvested as of the end of the reported fiscal year.

(d)
Change in fair value, calculated in accordance with FASB ASC 718, as of the vesting date for awards that are granted and vest in the same reported fiscal year.

(e)
Change in fair value, calculated in accordance with FASB ASC 718, from the end of the prior fiscal year to the vesting date for awards granted in prior years that vest in the reported year.

Company Selected Measure Name	GAAP Revenue
Named Executive Officers, Footnote [Text Block]
(1)
The NEOs for each year presented above comprised Jason Robins, who is the Company’s Principal Executive Officer (the “PEO”), and Matthew Kalish, Paul Liberman, R. Stanton Dodge and Jason Park (collectively, the “non-PEO NEOs”).

Peer Group Issuers, Footnote [Text Block]
(3)
The S&P Consumer Discretionary Index (“CDI”) is a comprehensive index of companies included in the S&P 500 that are classified as members of the consumer discretionary sector, which the Company deems an appropriate peer group for the purposes of its Pay Versus Performance Disclosure.

PEO Total Compensation Amount	$ 47,500,000	$ 14,000,000	$ 236,800,000
PEO Actually Paid Compensation Amount	$ 28,400,000	67,400,000	584,700,000
Adjustment To PEO Compensation, Footnote [Text Block]
(4)
For 2022 compensation decisions, the Company focused on achievement of GAAP Revenue growth, as well as other metrics such as Adjusted EBITDA, through highly effective customer acquisition, retention, engagement, and monetization, enabled by innovative product offerings and technology enhancements across the Company’s product offerings.

Year	NEO(s)	Summary Compensation Table Total (in millions)	Subtract Stock Awards(a)	Add Year-End Granted Award Fair Value(b)	Change in Value of Prior Awards(c)	Change in Value of Awards Granted and Vested in Year(d)	Change in Value of Prior Awards that Vested in Year(e)	Compensation Actually Paid (in millions)
2022	PEO	$47.5	(43.7)	26.6	(37.9)	1.5	(22.4)	$(28.4)
	Average of Non- PEO NEOs	$27.8	(26.7)	16.5	(23.4)	0.9	(7.8)	$(12.7)
2021	PEO	$14.0	(11.3)	4.7	(80.2)	0.8	4.6	$(67.4)
	Average of Non- PEO NEOs	$8.9	(7.7)	3.2	(45.2)	0.6	3.1	$(37.2)
2020	PEO	$236.8	(231.2)	173.1	38.5	231.0	136.4	$584.7
	Average of Non- PEO NEOs	$126.6	(123.9)	104.6	22.0	61.6	35.8	$226.7

(a)
Deduction for the amounts reported in the “Stock Awards” column of the Summary Compensation Table.

(b)
Increase in fair value, calculated in accordance with FASB ASC 718, as of the end of the reported fiscal year of equity awards granted in the reported fiscal year that were outstanding and unvested as of the end of the reported fiscal year.

(c)
Change in fair value, calculated in accordance with FASB ASC 718, as of the end of the reported fiscal year from the end of the prior fiscal year, of equity awards granted in prior years that are outstanding and unvested as of the end of the reported fiscal year.

(d)
Change in fair value, calculated in accordance with FASB ASC 718, as of the vesting date for awards that are granted and vest in the same reported fiscal year.

(e)
Change in fair value, calculated in accordance with FASB ASC 718, from the end of the prior fiscal year to the vesting date for awards granted in prior years that vest in the reported year.

Non-PEO NEO Average Total Compensation Amount	$ 27,800,000	8,900,000	126,600,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,700,000	37,200,000	226,700,000
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
For 2022 compensation decisions, the Company focused on achievement of GAAP Revenue growth, as well as other metrics such as Adjusted EBITDA, through highly effective customer acquisition, retention, engagement, and monetization, enabled by innovative product offerings and technology enhancements across the Company’s product offerings.

Year	NEO(s)	Summary Compensation Table Total (in millions)	Subtract Stock Awards(a)	Add Year-End Granted Award Fair Value(b)	Change in Value of Prior Awards(c)	Change in Value of Awards Granted and Vested in Year(d)	Change in Value of Prior Awards that Vested in Year(e)	Compensation Actually Paid (in millions)
2022	PEO	$47.5	(43.7)	26.6	(37.9)	1.5	(22.4)	$(28.4)
	Average of Non- PEO NEOs	$27.8	(26.7)	16.5	(23.4)	0.9	(7.8)	$(12.7)
2021	PEO	$14.0	(11.3)	4.7	(80.2)	0.8	4.6	$(67.4)
	Average of Non- PEO NEOs	$8.9	(7.7)	3.2	(45.2)	0.6	3.1	$(37.2)
2020	PEO	$236.8	(231.2)	173.1	38.5	231.0	136.4	$584.7
	Average of Non- PEO NEOs	$126.6	(123.9)	104.6	22.0	61.6	35.8	$226.7

(a)
Deduction for the amounts reported in the “Stock Awards” column of the Summary Compensation Table.

(b)
Increase in fair value, calculated in accordance with FASB ASC 718, as of the end of the reported fiscal year of equity awards granted in the reported fiscal year that were outstanding and unvested as of the end of the reported fiscal year.

(c)
Change in fair value, calculated in accordance with FASB ASC 718, as of the end of the reported fiscal year from the end of the prior fiscal year, of equity awards granted in prior years that are outstanding and unvested as of the end of the reported fiscal year.

(d)
Change in fair value, calculated in accordance with FASB ASC 718, as of the vesting date for awards that are granted and vest in the same reported fiscal year.

(e)
Change in fair value, calculated in accordance with FASB ASC 718, from the end of the prior fiscal year to the vesting date for awards granted in prior years that vest in the reported year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Unranked Tabular List of the Company’s Most Important Financial Performance Measures
The following is an unranked list of the most important financial performance measures used by the Company to link compensation actually paid to the NEOs, for the year ended December 31, 2022, to Company performance:
Financial Performance Measures
GAAP Revenue
Adjusted EBITDA

Net Income (Loss)	$ 1,400,000,000	$ 1,500,000,000	$ 1,200,000,000
Company Selected Measure Amount	2.2	1.3	0.6
PEO Name	Jason Robins	Jason Robins	Jason Robins
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	GAAP Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
DraftKings [Member]
Pay vs Performance Disclosure [Table]
Total Shareholder Return Amount	$ 106	$ 257	$ 435
Consumer Discretionary Index [Member]
Pay vs Performance Disclosure [Table]
Total Shareholder Return Amount	105	166	133
PEO [Member] | Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(43,700,000)	(11,300,000)	(231,200,000)
PEO [Member] | Year-End Granted Award Fair Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	26,600,000	4,700,000	173,100,000
PEO [Member] | Change in Value of Prior Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(37,900,000)	(80,200,000)	38,500,000
PEO [Member] | Change in Value of Awards Granted and Vested in Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,500,000	800,000	231,000,000
PEO [Member] | Change In Value Of Prior Awards That Vested In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(22,400,000)	4,600,000	136,400,000
Non-PEO NEO [Member] | Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(26,700,000)	(7,700,000)	(123,900,000)
Non-PEO NEO [Member] | Year-End Granted Award Fair Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,500,000	3,200,000	104,600,000
Non-PEO NEO [Member] | Change in Value of Prior Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(23,400,000)	(45,200,000)	22,000,000
Non-PEO NEO [Member] | Change in Value of Awards Granted and Vested in Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	900,000	600,000	61,600,000
Non-PEO NEO [Member] | Change In Value Of Prior Awards That Vested In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,800,000)	$ 3,100,000	$ 35,800,000